First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Communications Equipment – 7.0%
112,008	ADTRAN Holdings, Inc.	$2,104,630
48,385	AudioCodes Ltd.	865,608
654,668	Cisco Systems, Inc.	31,188,383
658,203	Juniper Networks, Inc.	21,036,168
119,587	Motorola Solutions, Inc.	30,818,766
923,420	Nokia Oyj, ADR	4,284,669
981,066	Telefonaktiebolaget LM Ericsson, ADR	5,729,425
39,252	Ubiquiti, Inc.	10,736,600
		106,764,249
	Diversified Telecommunication Services – 8.2%
17,986	ATN International, Inc.	814,946
683,248	BCE, Inc.	30,028,750
71,260	Chunghwa Telecom Co., Ltd., ADR	2,607,403
233,086	Cogent Communications Holdings, Inc.	13,304,549
431,234	KT Corp., ADR	5,821,659
885,503	Telefonica Brasil S.A., ADR	6,331,346
131,769	Telkom Indonesia Persero Tbk PT, ADR	3,142,691
1,527,453	TELUS Corp.	29,495,117
835,041	Verizon Communications, Inc.	32,900,615
		124,447,076
	Electronic Equipment, Instruments & Components – 4.1%
142,549	Amphenol Corp., Class A	10,853,681
51,235	Avnet, Inc.	2,130,351
19,371	Benchmark Electronics, Inc.	517,012
34,571	CDW Corp.	6,173,689
626,639	Corning, Inc.	20,014,850
14,366	Jabil, Inc.	979,761
10,849	Methode Electronics, Inc.	481,370
85,091	National Instruments Corp.	3,139,858
26,996	TD SYNNEX Corp.	2,556,791
128,419	TE Connectivity Ltd.	14,742,501
54,169	Vishay Intertechnology, Inc.	1,168,426
		62,758,290
	Interactive Media & Services – 0.2%
93,524	JOYY, Inc., ADR	2,954,423
14,909	Shutterstock, Inc.	786,003
		3,740,426
	IT Services – 10.0%
51,067	Amdocs Ltd.	4,641,990
208,895	Cognizant Technology Solutions Corp., Class A	11,946,705
10,426	Concentrix Corp.	1,388,326
Shares	Description	Value

	IT Services (Continued)
12,822	CSG Systems International, Inc.	$733,419
14,216	Hackett Group (The), Inc.	289,580
271,685	Infosys Ltd., ADR	4,893,047
871,841	International Business Machines Corp.	122,833,679
90,282	SS&C Technologies Holdings, Inc.	4,700,081
46,740	Wipro Ltd., ADR	217,808
		151,644,635
	Media – 2.4%
7,236	Cable One, Inc.	5,151,019
888,379	Comcast Corp., Class A	31,066,614
		36,217,633
	Professional Services – 0.5%
30,055	KBR, Inc.	1,586,904
43,355	Leidos Holdings, Inc.	4,560,512
18,028	Science Applications International Corp.	1,999,846
		8,147,262
	Semiconductors & Semiconductor Equipment – 37.2%
42,109	Amkor Technology, Inc.	1,009,774
211,894	Analog Devices, Inc.	34,756,973
189,035	Applied Materials, Inc.	18,408,228
260,037	ASE Technology Holding Co., Ltd., ADR	1,630,432
25,819	ASML Holding N.V.	14,107,502
236,290	Broadcom, Inc.	132,116,828
433,411	Himax Technologies, Inc., ADR	2,691,482
4,320,083	Intel Corp.	114,179,794
38,623	KLA Corp.	14,562,030
19,466	Kulicke & Soffa Industries, Inc.	861,565
43,278	Lam Research Corp.	18,189,744
177,634	Microchip Technology, Inc.	12,478,789
195,280	Micron Technology, Inc.	9,760,094
8,438	Monolithic Power Systems, Inc.	2,983,761
109,932	NXP Semiconductors N.V.	17,372,554
11,804	Power Integrations, Inc.	846,583
514,661	QUALCOMM, Inc.	56,581,830
92,780	Skyworks Solutions, Inc.	8,455,041
12,274	STMicroelectronics N.V.	436,586
577,147	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	42,991,680
360,751	Texas Instruments, Inc.	59,603,280
222,976	United Microelectronics Corp., ADR	1,456,033
11,117	Universal Display Corp.	1,201,081
		566,681,664
	Software – 15.2%
18,902	A10 Networks, Inc.	314,340
45,789	Adeia, Inc.	434,080

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
22,802	American Software, Inc., Class A	$334,733
19,260	Dolby Laboratories, Inc., Class A	1,358,600
11,763	Ebix, Inc.	234,790
341,598	Gen Digital, Inc.	7,320,445
67,233	InterDigital, Inc.	3,326,689
46,812	Intuit, Inc.	18,220,167
510,306	Microsoft Corp.	122,381,585
200,619	Open Text Corp.	5,946,347
784,053	Oracle Corp.	64,088,492
13,598	Progress Software Corp.	686,019
14,426	Roper Technologies, Inc.	6,233,330
49,783	Sapiens International Corp., N.V.	919,990
		231,799,607
	Technology Hardware, Storage & Peripherals – 12.3%
879,560	Apple, Inc.	114,281,231
141,416	Dell Technologies, Inc., Class C	5,687,752
895,072	Hewlett Packard Enterprise Co.	14,285,349
829,031	HP, Inc.	22,276,063
62,427	Logitech International S.A.	3,886,081
154,842	NetApp, Inc.	9,299,810
262,809	Seagate Technology Holdings PLC	13,826,381
229,750	Xerox Holdings Corp.	3,354,350
		186,897,017
	Wireless Telecommunication Services – 2.7%
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c)	182,303
74,805	PLDT, Inc., ADR	1,705,554
705,614	Rogers Communications, Inc., Class B	33,050,960
585,010	Telephone and Data Systems, Inc.	6,136,755
		41,075,572
	Total Investments – 99.8%	1,520,173,431
	(Cost $1,543,842,522)
	Net Other Assets and Liabilities – 0.2%	2,983,470
	Net Assets – 100.0%	$1,523,156,901

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $182,303 or 0.0% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 41,075,572	$ 40,893,269	$ —	$ 182,303
Other Industry Categories*	1,479,097,859	1,479,097,859	—	—
Total Investments	$ 1,520,173,431	$ 1,519,991,128	$—	$ 182,303

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Investments values are based on unobservable and non-quantitative inputs.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares/ Units	Description	Value
EXCHANGE-TRADED FUNDS – 20.3%
	Capital Markets – 20.3%
2,383,382	First Trust Tactical High Yield ETF (a)	$92,808,895
	(Cost $113,182,165)
MASTER LIMITED PARTNERSHIPS – 20.3%
	Energy Equipment & Services – 1.3%
299,653	USA Compression Partners, L.P.	5,852,223
	Industrial Conglomerates – 1.5%
135,896	Icahn Enterprises, L.P.	6,883,133
	Oil, Gas & Consumable Fuels – 17.5%
123,553	Alliance Resource Partners, L.P.	2,510,597
212,016	Black Stone Minerals, L.P.	3,576,710
49,295	Cheniere Energy Partners, L.P.	2,803,407
135,062	Crestwood Equity Partners, L.P.	3,537,274
254,943	CrossAmerica Partners, L.P.	5,055,520
49,724	DCP Midstream, L.P.	1,928,794
66,391	Delek Logistics Partners, L.P.	3,004,193
192,364	Dorchester Minerals, L.P.	5,757,454
257,633	Energy Transfer, L.P.	3,058,104
139,682	EnLink Midstream, LLC (b)	1,718,089
142,310	Enterprise Products Partners, L.P.	3,432,517
103,670	Global Partners, L.P.	3,604,606
188,234	Holly Energy Partners, L.P.	3,410,800
271,123	Kimbell Royalty Partners, L.P. (b)	4,527,754
69,391	Magellan Midstream Partners, L.P.	3,484,122
120,216	MPLX, L.P.	3,947,893
71,489	Natural Resource Partners, L.P.	3,883,997
288,574	NuStar Energy, L.P.	4,617,184
265,547	Plains All American Pipeline, L.P.	3,122,833
237,941	Plains GP Holdings, L.P., Class A (b)	2,959,986
83,046	Sunoco, L.P.	3,579,282
105,039	Viper Energy Partners, L.P. (b)	3,339,190
107,859	Western Midstream Partners, L.P.	2,896,014
		79,756,320
	Total Master Limited Partnerships	92,491,676
	(Cost $70,144,820)
COMMON STOCKS – 19.8%
	Banks – 2.7%
58,171	First Hawaiian, Inc.	1,514,773
115,099	Hope Bancorp, Inc.	1,474,418
100,234	Huntington Bancshares, Inc.	1,413,299
89,284	KeyCorp	1,555,327
131,986	Northwest Bancshares, Inc.	1,845,164
36,233	Truist Financial Corp.	1,559,106
79,200	Umpqua Holdings Corp.	1,413,720
36,673	US Bancorp	1,599,310
		12,375,117
	Capital Markets – 1.5%
70,101	Franklin Resources, Inc.	1,849,264
53,377	Lazard Ltd., Class A	1,850,581
13,409	T. Rowe Price Group, Inc.	1,462,386

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
73,467	Virtu Financial, Inc., Class A	$1,499,461
		6,661,692
	Chemicals – 1.8%
44,649	Dow, Inc.	2,249,863
17,350	Eastman Chemical Co.	1,412,984
57,876	LyondellBasell Industries N.V., Class A	4,805,444
		8,468,291
	Commercial Services & Supplies – 0.4%
57,390	HNI Corp.	1,631,598
	Containers & Packaging – 0.4%
56,329	International Paper Co.	1,950,673
	Diversified Telecommunication Services – 1.2%
146,184	AT&T, Inc.	2,691,247
67,094	Verizon Communications, Inc.	2,643,504
		5,334,751
	Electric Utilities – 2.8%
26,508	ALLETE, Inc.	1,710,031
16,247	Duke Energy Corp.	1,673,278
26,590	Edison International	1,691,656
38,101	FirstEnergy Corp.	1,597,956
42,145	OGE Energy Corp.	1,666,835
30,316	Portland General Electric Co.	1,485,484
42,518	PPL Corp.	1,242,376
23,161	Southern (The) Co.	1,653,927
		12,721,543
	Food & Staples Retailing – 0.4%
48,036	Walgreens Boots Alliance, Inc.	1,794,625
	Food Products – 0.4%
40,159	Kraft Heinz (The) Co.	1,634,873
	Gas Utilities – 0.6%
20,124	Spire, Inc.	1,385,738
39,224	UGI Corp.	1,454,034
		2,839,772
	Health Care Providers & Services – 0.3%
53,503	Patterson Cos., Inc.	1,499,689
	Household Durables – 0.8%
54,370	Leggett & Platt, Inc.	1,752,345
13,119	Whirlpool Corp.	1,855,814
		3,608,159
	Household Products – 0.3%
46,294	Energizer Holdings, Inc.	1,553,164
	Industrial Conglomerates – 0.4%
14,281	3M Co.	1,712,578
	Insurance – 1.7%
42,071	Fidelity National Financial, Inc.	1,582,711

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
28,423	First American Financial Corp.	$1,487,660
16,042	Prudential Financial, Inc.	1,595,537
17,144	Safety Insurance Group, Inc.	1,444,554
34,704	Stewart Information Services Corp.	1,482,902
		7,593,364
	IT Services – 0.5%
180,304	Western Union (The) Co.	2,482,786
	Leisure Products – 0.3%
25,762	Hasbro, Inc.	1,571,740
	Semiconductors & Semiconductor Equipment – 0.4%
64,877	Intel Corp.	1,714,699
	Textiles, Apparel & Luxury Goods – 0.5%
81,947	VF Corp.	2,262,557
	Thrifts & Mortgage Finance – 0.9%
296,775	New York Community Bancorp, Inc.	2,552,265
72,198	Provident Financial Services, Inc.	1,542,149
		4,094,414
	Tobacco – 1.1%
64,161	Altria Group, Inc.	2,932,799
41,421	Universal Corp.	2,187,443
		5,120,242
	Trading Companies & Distributors – 0.4%
24,581	Triton International Ltd.	1,690,681
	Total Common Stocks	90,317,008
	(Cost $93,732,981)
REAL ESTATE INVESTMENT TRUSTS – 19.1%
	Diversified REITs – 1.2%
116,568	Essential Properties Realty Trust, Inc.	2,735,851
84,743	STORE Capital Corp.	2,716,860
		5,452,711
	Health Care REITs – 1.6%
105,768	Healthpeak Properties, Inc.	2,651,604
424,121	Medical Properties Trust, Inc.	4,724,708
		7,376,312
	Mortgage REITs – 7.0%
350,105	Annaly Capital Management, Inc.	7,380,213
412,825	Arbor Realty Trust, Inc.	5,445,162
215,952	Blackstone Mortgage Trust, Inc., Class A	4,571,704
394,187	Ladder Capital Corp.	3,957,637
566,184	Ready Capital Corp.	6,307,290
238,408	Starwood Property Trust, Inc.	4,370,019
		32,032,025
	Office REITs – 2.4%
41,083	Boston Properties, Inc.	2,776,389
81,646	Corporate Office Properties Trust	2,117,897
62,438	Kilroy Realty Corp.	2,414,477

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Office REITs (Continued)
424,115	Piedmont Office Realty Trust, Inc., Class A	$3,889,135
		11,197,898
	Retail REITs – 3.5%
106,751	Brixmor Property Group, Inc.	2,420,045
86,634	Getty Realty Corp.	2,932,561
60,894	National Retail Properties, Inc.	2,786,510
34,162	Regency Centers Corp.	2,135,125
29,123	Simon Property Group, Inc.	3,421,370
169,764	SITE Centers Corp.	2,318,976
		16,014,587
	Specialized REITs – 3.4%
110,297	EPR Properties	4,160,403
105,061	Four Corners Property Trust, Inc.	2,724,232
63,432	Gaming and Leisure Properties, Inc.	3,304,173
29,741	Lamar Advertising Co., Class A	2,807,550
73,737	VICI Properties, Inc.	2,389,079
		15,385,437
	Total Real Estate Investment Trusts	87,458,970
	(Cost $94,842,780)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.9%
	Banks – 2.8%
114,116	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (c)	10.78%	10/30/40	3,240,894
131,803	Citigroup, Inc., Series J (d)	7.13%	(e)	3,316,164
127,312	Citigroup, Inc., Series K (d)	6.88%	(e)	3,186,619
121,814	Wells Fargo & Co., Series R (d)	6.63%	(e)	3,012,460
				12,756,137
	Capital Markets – 1.4%
130,290	Morgan Stanley, Series E (d)	7.13%	(e)	3,276,793
126,710	Morgan Stanley, Series F (d)	6.88%	(e)	3,165,216
				6,442,009
	Diversified Financial Services – 1.3%
140,134	Apollo Asset Management, Inc., Class A	6.38%	(e)	3,060,527
136,412	Apollo Asset Management, Inc., Series B	6.38%	(e)	2,958,776
				6,019,303
	Diversified Telecommunication Services – 1.7%
234,378	Qwest Corp.	6.50%	09/01/56	3,914,113
217,728	Qwest Corp.	6.75%	06/15/57	3,788,467
				7,702,580
	Food Products – 0.8%
137,792	CHS, Inc., Series 1	7.88%	(e)	3,524,719
	Insurance – 0.6%
154,182	Axis Capital Holdings Ltd., Series E	5.50%	(e)	3,021,967

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts – 4.5%
140,662	AGNC Investment Corp., Series C, 3 Mo. LIBOR + 5.11% (c)	9.19%	(e)	$3,554,529
179,790	AGNC Investment Corp., Series E (d)	6.50%	(e)	3,576,023
187,307	AGNC Investment Corp., Series F (d)	6.13%	(e)	3,611,279
234,492	Chimera Investment Corp., Series B (d)	8.00%	(e)	4,645,286
265,841	Two Harbors Investment Corp., Series B (d)	7.63%	(e)	5,032,370
				20,419,487
	Multi-Utilities – 0.7%
125,506	NiSource, Inc., Series B (d)	6.50%	(e)	3,048,541
	Oil, Gas & Consumable Fuels – 2.3%
129,008	Enbridge, Inc., Series B (d)	6.38%	04/15/78	3,147,795
167,570	Energy Transfer L.P., Series E (d)	7.60%	(e)	3,668,108
146,070	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (c)	10.81%	01/15/43	3,534,894
				10,350,797
	Real Estate Management & Development – 2.9%
238,284	DigitalBridge Group, Inc., Class H	7.13%	(e)	4,503,544
231,111	DigitalBridge Group, Inc., Series I	7.15%	(e)	4,335,642
238,141	DigitalBridge Group, Inc., Series J	7.13%	(e)	4,469,907
				13,309,093
	Trading Companies & Distributors – 0.9%
168,030	WESCO International, Inc., Series A (d)	10.63%	(e)	4,405,747
	Total $25 Par Preferred Securities			91,000,380
	(Cost $101,984,731)

Total Investments – 99.4%	454,076,929
(Cost $473,887,477)
Net Other Assets and Liabilities – 0.6%	2,530,272
Net Assets – 100.0%	$456,607,201

(a)	Investment in an affiliated fund.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Floating rate security.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Perpetual maturity.

LIBOR	London Interbank Offered Rate

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 92,808,895	$ 92,808,895	$ —	$ —
Master Limited Partnerships*	92,491,676	92,491,676	—	—
Common Stocks*	90,317,008	90,317,008	—	—
Real Estate Investment Trusts*	87,458,970	87,458,970	—	—
$25 Par Preferred Securities*	91,000,380	91,000,380	—	—
Total Investments	$ 454,076,929	$ 454,076,929	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2022, and for the fiscal year-to-date period (October 1, 2022 to December 31, 2022) are as follows:
Security Name	Shares at 12/31/2022	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2022	Dividend Income
First Trust Tactical High Yield ETF	2,383,382	$ 91,828,017	$ 5,824,517	$ (6,348,525)	$ 1,768,822	$ (263,936)	$ 92,808,895	$ 1,435,552

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.0%
	Aerospace & Defense – 3.2%
106,261	BAE Systems PLC	$1,099,654
284,500	Singapore Technologies Engineering Ltd.	711,568
		1,811,222
	Banks – 7.6%
4,544	Bank of Montreal	411,645
8,324	Bank of Nova Scotia (The)	407,839
8,958	Banque Cantonale Vaudoise	859,809
9,156	Canadian Imperial Bank of Commerce	370,365
37,900	Fukuoka Financial Group, Inc.	867,796
109,700	Mitsubishi UFJ Financial Group, Inc.	743,091
17,000	Sumitomo Mitsui Trust Holdings, Inc.	594,300
		4,254,845
	Beverages – 2.0%
138,522	Arca Continental S.A.B. de C.V.	1,123,445
	Capital Markets – 3.9%
219,143	Ashmore Group PLC	634,249
68,402	IG Group Holdings PLC	646,672
17,672	IGM Financial, Inc.	493,354
22,300	SBI Holdings, Inc.	427,683
		2,201,958
	Chemicals – 2.1%
13,783	BASF SE	684,439
22,200	Denka Co., Ltd.	511,696
		1,196,135
	Commercial Services & Supplies – 0.8%
35,895	Intrum AB	434,117
	Construction & Engineering – 1.6%
29,129	Bouygues S.A.	874,319
	Diversified Telecommunication Services – 5.3%
18,444	BCE, Inc.	810,364
1,482	Swisscom AG	811,963
77,747	Telenor ASA	726,934
33,858	TELUS Corp.	653,404
		3,002,665
	Electric Utilities – 7.5%
156,362	CK Infrastructure Holdings Ltd.	818,324
77,285	CLP Holdings, Ltd.	563,886
147,494	EDP - Energias de Portugal S.A.	735,112
16,100	Emera, Inc.	615,343
28,541	Fortum Oyj	474,774
Shares	Description	Value

	Electric Utilities (Continued)
183,737	Power Assets Holdings Ltd.	$1,006,317
		4,213,756
	Gas Utilities – 7.3%
142,200	APA Group	1,041,750
232,172	Beijing Enterprises Holdings Ltd.	743,621
71,776	Enagas S.A.	1,192,826
41,777	Rubis SCA	1,100,117
		4,078,314
	Independent Power & Renewable Electricity Producers – 4.1%
32,923	Capital Power Corp.	1,126,531
74,900	Electric Power Development Co., Ltd.	1,196,208
		2,322,739
	Insurance – 14.4%
16,841	Ageas S.A./N.V.	746,697
2,662	Allianz SE	572,472
3,636	Baloise Holding AG	561,139
22,777	Great-West Lifeco, Inc.	526,529
5,456	Helvetia Holding AG	636,086
215,159	Legal & General Group PLC	648,990
30,775	Manulife Financial Corp.	548,904
20,000	MS&AD Insurance Group Holdings, Inc.	643,706
1,794	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	583,798
19,290	Power Corp. of Canada	453,757
8,932	Sun Life Financial, Inc.	414,606
860	Swiss Life Holding AG	443,463
28,400	Tokio Marine Holdings, Inc.	611,864
1,527	Zurich Insurance Group AG	730,430
		8,122,441
	Machinery – 1.3%
9,012	Sulzer AG	701,740
	Media – 1.2%
29,704	Quebecor, Inc., Class B	662,527
	Metals & Mining – 1.2%
47,100	Asahi Holdings, Inc.	690,853
	Multi-Utilities – 2.8%
23,472	ATCO Ltd., Class I	734,670
30,686	Canadian Utilities Ltd., Class A	830,607
		1,565,277
	Oil, Gas & Consumable Fuels – 7.8%
15,175	Canadian Natural Resources Ltd.	842,695
251,000	ENEOS Holdings, Inc.	856,812
53,851	Keyera Corp.	1,176,847

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
22,405	Koninklijke Vopak N.V.	$665,540
21,138	TC Energy Corp.	842,710
		4,384,604
	Paper & Forest Products – 1.3%
19,081	UPM-Kymmene Oyj	713,454
	Pharmaceuticals – 3.5%
8,293	Novartis AG	749,702
38,700	Takeda Pharmaceutical Co., Ltd.	1,212,250
		1,961,952
	Professional Services – 1.1%
19,591	Adecco Group AG	645,371
	Real Estate Management & Development – 8.2%
246,280	Henderson Land Development Co., Ltd.	859,801
174,089	Longfor Group Holdings Ltd. (a) (b)	541,975
334,107	New World Development Co., Ltd.	941,695
883,010	Sino Land Co., Ltd.	1,104,123
84,709	Sun Hung Kai Properties Ltd.	1,159,052
		4,606,646
	Tobacco – 2.2%
17,408	KT&G Corp.	1,259,654
	Water Utilities – 1.6%
898,824	Guangdong Investment Ltd.	920,076
	Total Common Stocks	51,748,110
	(Cost $56,111,276)
REAL ESTATE INVESTMENT TRUSTS – 7.3%
	Equity Real Estate Investment Trusts – 7.3%
19,877	Allied Properties Real Estate Investment Trust	375,813
140	Daiwa Office Investment Corp.	682,719
1,129	Japan Metropolitan Fund Investment Corp.	900,688
101,192	Link REIT	742,853
408,962	Primary Health Properties PLC	547,811
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
41,740	SmartCentres Real Estate Investment Trust	$825,552
	Total Real Estate Investment Trusts	4,075,436
	(Cost $5,009,201)
	Total Investments – 99.3%	55,823,546
	(Cost $61,120,477)
	Net Other Assets and Liabilities – 0.7%	413,945
	Net Assets – 100.0%	$56,237,491

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Currency Exposure Diversification	% of Total Investments
Canadian Dollar	23.5%
Japanese Yen	17.8
Hong Kong Dollar	16.8
Euro	14.9
Swiss Franc	11.0
British Pound Sterling	6.4
South Korean Won	2.3
Mexican Peso	2.0
Australian Dollar	1.9
Norwegian Krone	1.3
Singapore Dollar	1.3
Swedish Krona	0.8
Total	100.0%

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 51,748,110	$ 51,748,110	$ —	$ —
Real Estate Investment Trusts*	4,075,436	4,075,436	—	—
Total Investments	$ 55,823,546	$ 55,823,546	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.2%
	Aerospace & Defense – 2.0%
5,011	Aerojet Rocketdyne Holdings, Inc. (a)	$280,265
2,006	Boeing (The) Co. (a)	382,123
1,990	HEICO Corp., Class A	238,501
986	Lockheed Martin Corp.	479,679
5,729	Raytheon Technologies Corp.	578,171
		1,958,739
	Air Freight & Logistics – 0.5%
2,761	United Parcel Service, Inc., Class B	479,972
	Airlines – 0.2%
35,026	JetBlue Airways Corp. (a)	226,968
	Automobiles – 1.1%
8,537	Tesla, Inc. (a) (b)	1,051,588
	Banks – 4.1%
19,333	Bank of America Corp.	640,309
7,885	Citigroup, Inc.	356,638
18,384	FNB Corp.	239,911
5,246	HDFC Bank, Ltd., ADR	358,879
9,906	JPMorgan Chase & Co. (b)	1,328,395
3,664	Popular, Inc.	242,996
3,189	Royal Bank of Canada	299,830
14,368	Wells Fargo & Co. (b)	593,255
		4,060,213
	Beverages – 3.4%
6,055	Anheuser-Busch InBev S.A., ADR	363,542
2,634	Celsius Holdings, Inc. (a)	274,042
13,643	Coca-Cola (The) Co.	867,831
7,647	Coca-Cola European Partners PLC (b)	423,032
3,312	Diageo PLC, ADR	590,165
4,921	PepsiCo, Inc.	889,028
		3,407,640
	Biotechnology – 2.0%
6,039	AbbVie, Inc. (b)	975,963
2,076	Amgen, Inc.	545,240
5,122	Gilead Sciences, Inc.	439,724
		1,960,927
	Building Products – 0.7%
2,824	Advanced Drainage Systems, Inc.	231,483
943	Lennox International, Inc.	225,594
12,492	Zurn Elkay Water Solutions Corp.	264,206
		721,283
	Capital Markets – 2.7%
592	BlackRock, Inc.	419,509
2,797	Blackstone, Inc.	207,509
3,934	Charles Schwab (The) Corp.	327,545
3,980	Evercore, Inc., Class A	434,138
763	Goldman Sachs Group (The), Inc.	261,999
10,322	Janus Henderson Group PLC	242,774
2,905	Morgan Stanley	246,983
738	S&P Global, Inc.	247,186

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
5,019	SEI Investments Co.	$292,608
		2,680,251
	Chemicals – 2.0%
9,831	Axalta Coating Systems Ltd. (a)	250,396
9,309	Huntsman Corp.	255,811
1,808	Linde PLC	589,733
4,453	Olin Corp.	235,742
2,546	RPM International, Inc.	248,108
11,346	Valvoline, Inc.	370,447
		1,950,237
	Commercial Services & Supplies – 0.4%
2,662	Waste Connections, Inc.	352,875
	Communications Equipment – 0.7%
13,796	Cisco Systems, Inc.	657,241
	Construction Materials – 0.4%
2,777	Eagle Materials, Inc.	368,924
	Consumer Finance – 2.2%
32,382	Ally Financial, Inc.	791,740
2,539	American Express Co.	375,137
532	Credit Acceptance Corp. (a)	252,381
13,240	OneMain Holdings, Inc.	441,025
20,052	SLM Corp.	332,863
		2,193,146
	Containers & Packaging – 1.6%
4,672	Berry Global Group, Inc.	282,329
12,893	Crown Holdings, Inc.	1,059,934
4,231	Sonoco Products Co. (b)	256,864
		1,599,127
	Diversified Financial Services – 2.3%
5,712	Berkshire Hathaway, Inc., Class B (a) (b)	1,764,437
7,803	Voya Financial, Inc.	479,806
		2,244,243
	Diversified Telecommunication Services – 0.7%
16,578	AT&T, Inc. (b)	305,201
10,365	Verizon Communications, Inc.	408,381
		713,582
	Electric Utilities – 0.8%
814	IDACORP, Inc.	87,790
7,085	NextEra Energy, Inc.	592,306
1,321	Otter Tail Corp.	77,556
		757,652
	Electrical Equipment – 0.5%
1,374	Acuity Brands, Inc.	227,548
1,092	Hubbell, Inc.	256,271
		483,819

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services – 0.4%
32,732	TechnipFMC PLC (a)	$399,003
	Entertainment – 0.7%
931	Netflix, Inc. (a)	274,533
5,157	Walt Disney (The) Co. (a)	448,040
		722,573
	Food & Staples Retailing – 1.9%
1,129	Costco Wholesale Corp.	515,389
8,320	Grocery Outlet Holding Corp. (a)	242,861
12,808	Sprouts Farmers Market, Inc. (a)	414,595
7,523	US Foods Holding Corp. (a)	255,932
3,627	Walmart, Inc.	514,272
		1,943,049
	Food Products – 1.6%
4,730	Cal-Maine Foods, Inc. (b)	257,549
3,581	Darling Ingredients, Inc. (a)	224,135
12,004	Flowers Foods, Inc.	344,995
3,409	Ingredion, Inc.	333,843
5,831	Mondelez International, Inc., Class A	388,636
		1,549,158
	Health Care Equipment & Supplies – 2.6%
6,314	Abbott Laboratories	693,214
3,889	Alcon, Inc.	266,591
9,658	Envista Holdings Corp. (a)	325,185
863	Insulet Corp. (a)	254,058
1,431	Intuitive Surgical, Inc. (a)	379,716
5,430	Medtronic PLC	422,020
5,747	Nevro Corp. (a)	227,581
		2,568,365
	Health Care Providers & Services – 3.9%
3,868	Acadia Healthcare Co., Inc. (a)	318,414
705	Chemed Corp.	359,853
1,311	Cigna Corp.	434,387
5,441	CVS Health Corp. (b)	507,047
1,025	Elevance Health, Inc.	525,794
3,268	UnitedHealth Group, Inc. (b)	1,732,628
		3,878,123
	Health Care Technology – 0.3%
2,169	Veeva Systems, Inc., Class A (a)	350,033
	Hotels, Restaurants & Leisure – 0.8%
1,992	McDonald’s Corp.	524,952
2,589	Starbucks Corp.	256,829
		781,781
	Household Durables – 0.3%
5,598	Toll Brothers, Inc.	279,452
	Household Products – 1.2%
7,983	Procter & Gamble (The) Co. (b)	1,209,903
	Independent Power & Renewable Electricity Producers – 0.3%
939	Atlantica Sustainable Infrastructure PLC	24,320

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Independent Power & Renewable Electricity Producers (Continued)
2,774	Ormat Technologies, Inc.	$239,896
		264,216
	Industrial Conglomerates – 2.2%
10,624	3M Co.	1,274,030
4,584	General Electric Co.	384,093
2,565	Honeywell International, Inc.	549,680
		2,207,803
	Insurance – 1.3%
3,237	American Financial Group, Inc.	444,375
1,821	Chubb Ltd.	401,713
831	Kinsale Capital Group, Inc.	217,323
1,404	RenaissanceRe Holdings Ltd.	258,659
		1,322,070
	Interactive Media & Services – 2.9%
18,025	Alphabet, Inc., Class A (a) (b)	1,590,345
14,375	Alphabet, Inc., Class C (a) (b)	1,275,494
		2,865,839
	Internet & Direct Marketing Retail – 2.6%
25,806	Amazon.com, Inc. (a) (b)	2,167,704
8,064	JD.com, Inc., ADR	452,632
		2,620,336
	IT Services – 3.2%
1,536	Accenture PLC, Class A	409,866
999	Automatic Data Processing, Inc.	238,621
2,023	International Business Machines Corp.	285,021
2,855	Mastercard, Inc., Class A (b)	992,769
2,389	PayPal Holdings, Inc. (a)	170,145
5,436	Visa, Inc., Class A (b)	1,129,383
		3,225,805
	Life Sciences Tools & Services – 1.6%
2,415	Danaher Corp.	640,989
5,284	QIAGEN N.V. (a)	263,513
1,340	Thermo Fisher Scientific, Inc. (b)	737,925
		1,642,427
	Machinery – 2.1%
7,922	Allison Transmission Holdings, Inc.	329,555
2,107	Caterpillar, Inc.	504,753
1,108	Deere & Co.	475,066
5,562	Graco, Inc.	374,100
3,857	Toro (The) Co.	436,613
		2,120,087
	Marine – 0.2%
3,982	Matson, Inc.	248,915
	Media – 0.3%
9,875	Comcast Corp., Class A	345,329
	Metals & Mining – 0.3%
4,392	Southern Copper Corp.	265,233

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 0.3%
5,156	National Grid PLC, ADR	$311,010
	Oil, Gas & Consumable Fuels – 6.3%
23,465	Antero Midstream Corp.	253,187
6,337	Chevron Corp. (b)	1,137,428
4,993	ConocoPhillips	589,174
5,166	DT Midstream, Inc.	285,473
11,472	Enbridge, Inc.	448,555
2,672	EOG Resources, Inc.	346,078
14,339	Exxon Mobil Corp. (b)	1,581,592
5,405	Murphy Oil Corp.	232,469
4,725	Ovintiv, Inc.	239,605
3,361	PDC Energy, Inc.	213,356
66,786	Petroleo Brasileiro S.A., ADR	711,271
9,048	Range Resources Corp.	226,381
		6,264,569
	Paper & Forest Products – 0.5%
8,574	Louisiana-Pacific Corp.	507,581
	Personal Products – 2.0%
12,061	BellRing Brands, Inc. (a)	309,244
42,253	Coty, Inc., Class A (a)	361,686
26,266	Unilever PLC, ADR	1,322,493
		1,993,423
	Pharmaceuticals – 7.3%
6,557	AstraZeneca PLC, ADR	444,565
60,951	Bausch Health Cos., Inc. (a)	382,772
8,305	Bristol-Myers Squibb Co.	597,545
2,827	Eli Lilly & Co.	1,034,230
8,805	Johnson & Johnson (b)	1,555,403
8,799	Merck & Co., Inc.	976,249
2,988	Novartis AG, ADR	271,071
7,684	Novo Nordisk A/S, ADR	1,039,952
19,641	Pfizer, Inc.	1,006,405
		7,308,192
	Road & Rail – 1.1%
2,041	Canadian National Railway Co.	242,634
2,373	Union Pacific Corp.	491,377
11,678	XPO, Inc. (a)	388,761
		1,122,772
	Semiconductors & Semiconductor Equipment – 3.1%
3,461	Advanced Micro Devices, Inc. (a)	224,169
1,934	Applied Materials, Inc.	188,333
992	Broadcom, Inc.	554,657
8,913	Intel Corp.	235,570
6,849	NVIDIA Corp. (b)	1,000,913
2,382	QUALCOMM, Inc.	261,877
2,012	Silicon Laboratories, Inc. (a)	272,968
2,191	Texas Instruments, Inc.	361,997
		3,100,484
	Software – 6.6%
4,346	Dolby Laboratories, Inc., Class A	306,567

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
678	Intuit, Inc.	$263,891
22,837	Microsoft Corp. (b)	5,476,770
5,841	Oracle Corp.	477,443
		6,524,671
	Specialty Retail – 1.6%
2,692	Home Depot (The), Inc. (b)	850,295
1,332	Lowe’s Cos., Inc.	265,388
880	Murphy USA, Inc.	245,995
2,330	TJX (The) Cos., Inc.	185,468
		1,547,146
	Technology Hardware, Storage & Peripherals – 5.8%
44,637	Apple, Inc. (b)	5,799,685
	Textiles, Apparel & Luxury Goods – 0.3%
2,629	NIKE, Inc., Class B	307,619
	Tobacco – 0.6%
5,738	Philip Morris International, Inc.	580,743
	Trading Companies & Distributors – 0.5%
2,181	Ferguson PLC	276,922
2,119	SiteOne Landscape Supply, Inc. (a)	248,601
		525,523
	Wireless Telecommunication Services – 0.2%
1,359	T-Mobile US, Inc. (a)	190,260
	Total Common Stocks	94,761,605
	(Cost $99,294,041)
REAL ESTATE INVESTMENT TRUSTS – 3.4%
	Equity Real Estate Investment Trusts – 1.6%
1,184	American Tower Corp.	250,842
6,660	EPR Properties	251,215
3,926	Equity LifeStyle Properties, Inc.	253,620
3,712	Prologis, Inc.	418,454
11,694	SL Green Realty Corp.	394,322
		1,568,453
	Mortgage Real Estate Investment Trusts – 1.8%
93,779	AGNC Investment Corp.	970,613
38,327	Annaly Capital Management, Inc.	807,933
		1,778,546
	Total Real Estate Investment Trusts	3,346,999
	(Cost $3,412,970)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 0.9%
	Oil, Gas & Consumable Fuels – 0.9%
21,023	Energy Transfer, L.P.	249,543
4,925	Magellan Midstream Partners, L.P.	247,284

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
11,382	MPLX, L.P.	$373,785
	Total Master Limited Partnerships	870,612
	(Cost $887,989)
	Total Investments – 99.5%	98,979,216
	(Cost $103,595,000)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.4)%
(60)	S&P 500® Index	$(23,037,000)	$3,950.00	01/20/23	(183,240)
(30)	S&P 500® Index	(11,518,500)	4,000.00	01/20/23	(54,300)
(30)	S&P 500® Index	(11,518,500)	4,050.00	01/20/23	(28,020)
(30)	S&P 500® Index	(11,518,500)	4,075.00	01/20/23	(18,000)
(10)	S&P 500® Index	(3,839,500)	4,000.00	02/17/23	(50,200)
(30)	S&P 500® Index	(11,518,500)	4,075.00	02/17/23	(98,460)
	Total Call Options Written				(432,220)
	(Premiums received $1,639,882)

Net Other Assets and Liabilities – 0.9%	955,735
Net Assets – 100.0%	$99,502,731

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At December 31, 2022, the segregated value of these securities amounts to $15,692,518.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 94,761,605	$ 94,761,605	$ —	$ —
Real Estate Investment Trusts*	3,346,999	3,346,999	—	—
Master Limited Partnerships*	870,612	870,612	—	—
Total Investments	$ 98,979,216	$ 98,979,216	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (432,220)	$ (432,220)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.8%
	Aerospace & Defense – 0.3%
1,011	AeroVironment, Inc. (a)	$86,602
	Air Freight & Logistics – 0.3%
466	United Parcel Service, Inc., Class B	81,009
	Auto Components – 0.2%
10,660	Luminar Technologies, Inc. (a)	52,767
	Automobiles – 2.3%
5,931	Tesla, Inc. (a) (b)	730,581
	Banks – 1.4%
3,651	Lakeland Financial Corp.	266,413
7,367	Valley National Bancorp	83,321
3,483	Veritex Holdings, Inc.	97,803
		447,537
	Beverages – 3.5%
5,874	Coca-Cola (The) Co.	373,645
4,235	PepsiCo, Inc. (b)	765,095
		1,138,740
	Biotechnology – 4.0%
3,602	Ascendis Pharma A.S., ADR (a)	439,912
1,101	Horizon Therapeutics PLC (a)	125,294
2,980	Legend Biotech Corp., ADR (a)	148,761
4,381	Prometheus Biosciences, Inc. (a)	481,910
3,766	Xencor, Inc. (a)	98,067
		1,293,944
	Capital Markets – 4.6%
63,874	BGC Partners, Inc., Class A	240,805
1,492	MarketAxess Holdings, Inc.	416,104
1,585	Morningstar, Inc.	343,295
32,855	Perella Weinberg Partners	321,979
6,366	Victory Capital Holdings, Inc., Class A	170,800
		1,492,983
	Commercial Services & Supplies – 0.7%
736	Tetra Tech, Inc.	106,860
838	Waste Management, Inc.	131,465
		238,325
	Communications Equipment – 1.8%
11,998	Cisco Systems, Inc. (b)	571,585
	Consumer Finance – 0.3%
24,351	SoFi Technologies, Inc. (a)	112,258
	Electronic Equipment, Instruments & Components – 0.7%
2,999	Cognex Corp.	141,283
330	Zebra Technologies Corp., Class A (a)	84,615
		225,898
	Entertainment – 1.8%
1,480	Netflix, Inc. (a)	436,422
1,529	Take-Two Interactive Software, Inc. (a)	159,215
		595,637

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing – 3.1%
1,513	Costco Wholesale Corp. (b)	$690,685
2,265	Walmart, Inc.	321,154
		1,011,839
	Health Care Equipment & Supplies – 1.8%
753	Insulet Corp. (a)	221,676
1,576	Omnicell, Inc. (a)	79,462
7,284	OrthoPediatrics Corp. (a)	289,393
		590,531
	Hotels, Restaurants & Leisure – 1.0%
3,176	Starbucks Corp.	315,059
	Household Durables – 0.3%
4,877	Sonos, Inc. (a)	82,421
	Household Products – 2.6%
8,808	Central Garden & Pet Co., Class A (a)	315,326
3,549	Procter & Gamble (The) Co.	537,887
		853,213
	Interactive Media & Services – 4.1%
6,886	Alphabet, Inc., Class A (a) (b)	607,552
6,865	Alphabet, Inc., Class C (a) (b)	609,131
3,172	ZoomInfo Technologies, Inc. (a)	95,509
		1,312,192
	Internet & Direct Marketing Retail – 2.8%
10,723	Amazon.com, Inc. (a) (b)	900,732
	IT Services – 3.1%
1,960	Amdocs Ltd.	178,164
514	ExlService Holdings, Inc. (a)	87,087
640	Mastercard, Inc., Class A	222,547
527	MongoDB, Inc. (a)	103,735
3,200	SS&C Technologies Holdings, Inc.	166,592
1,208	Visa, Inc., Class A	250,974
		1,009,099
	Life Sciences Tools & Services – 0.9%
979	ICON PLC (a)	190,171
373	West Pharmaceutical Services, Inc.	87,785
		277,956
	Media – 2.7%
11,798	Comcast Corp., Class A (b)	412,576
20,253	News Corp., Class B	373,466
1,681	Trade Desk (The), Inc., Class A (a)	75,359
		861,401
	Multi-Utilities – 0.6%
2,134	WEC Energy Group, Inc.	200,084
	Pharmaceuticals – 0.4%
2,923	Sanofi, ADR	141,561
	Real Estate Management & Development – 0.3%
2,817	Zillow Group, Inc., Class C (a)	90,736

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Road & Rail – 1.0%
7,481	Lyft, Inc., Class A (a)	$82,441
6,260	Werner Enterprises, Inc.	252,027
		334,468
	Semiconductors & Semiconductor Equipment – 14.8%
5,145	Advanced Micro Devices, Inc. (a) (b)	333,242
4,821	Applied Materials, Inc.	469,469
1,251	Broadcom, Inc. (b)	699,472
3,137	Canadian Solar, Inc. (a)	96,933
2,309	Entegris, Inc.	151,447
17,702	indie Semiconductor, Inc., Class A (a)	103,203
12,502	Intel Corp. (b)	330,428
1,239	Lattice Semiconductor Corp. (a)	80,386
7,133	NVIDIA Corp. (b)	1,042,417
1,056	Power Integrations, Inc.	75,736
3,502	QUALCOMM, Inc. (b)	385,010
2,843	Semtech Corp. (a)	81,566
593	Silicon Laboratories, Inc. (a)	80,452
276	SolarEdge Technologies, Inc. (a)	78,182
827	Synaptics, Inc. (a)	78,697
1,275	Teradyne, Inc.	111,371
2,994	Texas Instruments, Inc. (b)	494,669
765	Universal Display Corp.	82,651
		4,775,331
	Software – 19.7%
1,533	Adobe, Inc. (a) (b)	515,900
1,381	Blackline, Inc. (a)	92,900
3,008	Check Point Software Technologies Ltd. (a) (b)	379,489
1,800	Coupa Software, Inc. (a)	142,506
562	CyberArk Software Ltd. (a)	72,863
3,779	Dropbox, Inc., Class A (a)	84,574
1,431	Five9, Inc. (a)	97,108
941	Intuit, Inc.	366,256
13,217	Microsoft Corp. (b)	3,169,701
746	Nice Ltd., ADR (a)	143,456
3,069	Open Text Corp.	90,965
6,619	Oracle Corp.	541,037
4,424	Paycor HCM, Inc. (a)	108,255
953	Paylocity Holding Corp. (a)	185,130
1,040	Qualys, Inc. (a)	116,719
3,008	Rapid7, Inc. (a)	102,212
1,399	Sprout Social, Inc., Class A (a)	78,988
2,154	Tenable Holdings, Inc. (a)	82,175
		6,370,234
	Technology Hardware, Storage & Peripherals – 11.8%
27,575	Apple, Inc. (b)	3,582,820
1,426	Logitech International S.A.	88,768
1,542	Seagate Technology Holdings PLC	81,125
2,283	Western Digital Corp. (a)	72,029
		3,824,742
	Textiles, Apparel & Luxury Goods – 0.5%
1,453	NIKE, Inc., Class B	170,016

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance – 1.3%
18,043	Enact Holdings, Inc. (b)	$435,197
	Trading Companies & Distributors – 1.4%
6,902	Rush Enterprises, Inc., Class A	360,837
243	United Rentals, Inc. (a)	86,367
		447,204
	Water Utilities – 1.0%
4,081	Middlesex Water Co. (b)	321,052
	Wireless Telecommunication Services – 1.7%
3,824	T-Mobile US, Inc. (a)	535,360
	Total Common Stocks	31,928,294
	(Cost $33,721,026)
REAL ESTATE INVESTMENT TRUSTS – 0.3%
	Equity Real Estate Investment Trusts – 0.3%
730	Prologis, Inc.	82,293
	(Cost $83,675)
	Total Investments – 99.1%	32,010,587
	(Cost $33,804,701)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(8)	NASDAQ-100 Index®	$(8,751,808)	$11,750.00	01/20/23	(26,240)
(3)	NASDAQ-100 Index®	(3,281,928)	12,000.00	01/20/23	(2,625)
(7)	NASDAQ-100 Index®	(7,657,832)	12,250.00	01/20/23	(4,270)
(4)	NASDAQ-100 Index®	(4,375,904)	11,750.00	02/17/23	(44,420)
	Total Call Options Written				(77,555)
	(Premiums received $802,755)

Net Other Assets and Liabilities – 1.1%	371,828
Net Assets – 100.0%	$32,304,860

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At December 31, 2022, the segregated value of these securities amounts to $8,141,091.

ADR	American Depositary Receipt

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 31,928,294	$ 31,928,294	$ —	$ —
Real Estate Investment Trusts*	82,293	82,293	—	—
Total Investments	$ 32,010,587	$ 32,010,587	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (77,555)	$ (47,045)	$ (30,510)	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 12.4%
4,892,052	Bank of America Corp.	$162,024,762
4,045,864	Citizens Financial Group, Inc.	159,285,666
1,199,469	JPMorgan Chase & Co.	160,848,793
9,330,802	KeyCorp	162,542,571
7,535,372	Regions Financial Corp.	162,462,620
3,679,198	US Bancorp	160,449,825
		967,614,237
	Capital Markets – 5.9%
447,749	Goldman Sachs Group (The), Inc.	153,748,051
4,435,863	Jefferies Financial Group, Inc.	152,061,384
1,785,384	Morgan Stanley	151,793,348
		457,602,783
	Chemicals – 4.0%
2,594,137	Corteva, Inc.	152,483,373
5,707,677	Huntsman Corp.	156,846,964
		309,330,337
	Communications Equipment – 2.0%
3,243,620	Cisco Systems, Inc.	154,526,057
	Consumer Finance – 8.0%
1,060,003	American Express Co.	156,615,443
1,721,181	Capital One Financial Corp.	160,000,986
1,600,561	Discover Financial Services	156,582,883
4,669,606	Synchrony Financial	153,443,253
		626,642,565
	Food Products – 2.0%
1,679,958	Archer-Daniels-Midland Co.	155,984,100
	Health Care Providers & Services – 6.1%
308,886	Elevance Health, Inc.	158,449,251
307,974	Humana, Inc.	157,741,203
296,126	UnitedHealth Group, Inc.	157,000,083
		473,190,537
	Household Durables – 2.0%
3,349,419	PulteGroup, Inc.	152,499,047
	Insurance – 10.2%
2,246,856	Aflac, Inc.	161,638,821
1,182,076	Allstate (The) Corp.	160,289,505
1,517,095	Cincinnati Financial Corp.	155,335,357
4,203,784	Fidelity National Financial, Inc.	158,146,354
1,584,524	Prudential Financial, Inc.	157,596,757
		793,006,794
	IT Services – 6.0%
2,791,185	Cognizant Technology Solutions Corp., Class A	159,627,870
448,413	Mastercard, Inc., Class A	155,926,653
Shares	Description	Value

	IT Services (Continued)
749,565	Visa, Inc., Class A	$155,729,624
		471,284,147
	Machinery – 4.1%
658,228	Cummins, Inc.	159,482,062
687,044	Snap-on, Inc.	156,982,684
		316,464,746
	Media – 4.1%
4,777,503	Interpublic Group of (The) Cos., Inc.	159,138,625
2,010,597	Omnicom Group, Inc.	164,004,397
		323,143,022
	Metals & Mining – 2.0%
4,042,695	Freeport-McMoRan, Inc.	153,622,410
	Oil, Gas & Consumable Fuels – 4.1%
1,233,024	EOG Resources, Inc.	159,701,268
708,382	Pioneer Natural Resources Co.	161,787,365
		321,488,633
	Paper & Forest Products – 1.9%
2,507,327	Louisiana-Pacific Corp.	148,433,758
	Pharmaceuticals – 4.0%
882,787	Johnson & Johnson	155,944,323
3,017,087	Pfizer, Inc.	154,595,538
		310,539,861
	Semiconductors & Semiconductor Equipment – 13.2%
1,480,733	Applied Materials, Inc.	144,193,780
5,760,676	Intel Corp.	152,254,667
402,238	KLA Corp.	151,655,793
349,343	Lam Research Corp.	146,828,863
935,846	NVIDIA Corp.	136,764,534
1,354,037	QUALCOMM, Inc.	148,862,828
914,651	Texas Instruments, Inc.	151,118,638
		1,031,679,103
	Software – 1.9%
633,780	Microsoft Corp.	151,993,120
	Specialty Retail – 4.0%
1,951,156	Best Buy Co., Inc.	156,502,223
1,388,212	Williams-Sonoma, Inc.	159,533,323
		316,035,546

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 1.9%
1,152,918	Apple, Inc.	$149,798,636
	Total Investments – 99.8%	7,784,879,439
	(Cost $8,501,154,162)
	Net Other Assets and Liabilities – 0.2%	12,867,848
	Net Assets – 100.0%	$7,797,747,287

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,784,879,439	$ 7,784,879,439	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
40,183,668	First Trust Energy AlphaDEX® Fund	$686,738,886
11,873,943	First Trust Industrials/Producer Durables AlphaDEX® Fund	611,626,804
8,882,405	First Trust Materials AlphaDEX® Fund	538,184,919
23,136,868	First Trust Nasdaq Food & Beverage ETF	625,852,279
23,794,984	First Trust Nasdaq Oil & Gas ETF	665,307,753
	Total Investments – 99.9%	3,127,710,641
	(Cost $3,029,167,623)
	Net Other Assets and Liabilities – 0.1%	4,412,802
	Net Assets – 100.0%	$3,132,123,443

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 3,127,710,641	$ 3,127,710,641	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2022, and for the fiscal year-to-date period (October 1, 2022 to December 31, 2022) are as follows:
Security Name	Shares at 12/31/2022	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2022	Dividend Income
First Trust Energy AlphaDEX® Fund	40,183,668	$581,212,875	$71,203,720	$ (17,036,507)	$49,393,604	$1,965,194	$686,738,886	$4,990,363
First Trust Industrials/Producer Durables AlphaDEX® Fund	11,873,943	505,548,471	58,989,737	(14,636,738)	61,300,244	425,090	611,626,804	1,659,527
First Trust Materials AlphaDEX® Fund	8,882,405	426,900,733	51,613,388	(12,818,013)	72,059,011	429,800	538,184,919	2,260,816
First Trust Nasdaq Food & Beverage ETF	23,136,868	532,524,093	60,914,822	(14,979,182)	47,000,321	392,225	625,852,279	3,316,277
First Trust Nasdaq Oil & Gas ETF	23,794,984	541,275,552	67,990,523	(16,054,102)	67,751,266	4,344,514	665,307,753	4,486,893
		$2,587,461,724	$310,712,190	$(75,524,542)	$297,504,446	$7,556,823	$3,127,710,641	$16,713,876

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Banks – 9.3%
21,827	1st Source Corp.	$1,158,795
47,520	Associated Banc-Corp.	1,097,237
41,707	CNB Financial Corp.	992,210
101,313	First Commonwealth Financial Corp.	1,415,343
49,399	First Financial Bancorp	1,196,938
28,175	First Financial Corp.	1,298,304
24,554	First Merchants Corp.	1,009,415
138,854	FNB Corp.	1,812,045
65,736	Fulton Financial Corp.	1,106,337
28,080	German American Bancorp, Inc.	1,047,384
24,854	Heartland Financial USA, Inc.	1,158,693
13,419	Lakeland Financial Corp.	979,184
32,665	Mercantile Bank Corp.	1,093,624
66,876	Old National Bancorp	1,202,430
7,735	Park National Corp.	1,088,701
36,933	Peoples Bancorp, Inc.	1,043,357
18,875	QCR Holdings, Inc.	936,955
11,378	Wintrust Financial Corp.	961,669
		20,598,621
	Commercial Services & Supplies – 6.9%
347,841	Aris Water Solution, Inc., Class A	5,012,389
58,093	Clean Harbors, Inc. (a)	6,629,573
110,759	Heritage-Crystal Clean, Inc. (a)	3,597,452
		15,239,414
	Construction & Engineering – 37.3%
476,847	APi Group Corp. (a)	8,969,492
115,741	Arcosa, Inc.	6,289,366
110,117	Argan, Inc.	4,061,115
65,874	Comfort Systems USA, Inc.	7,580,780
151,756	Construction Partners, Inc., Class A (a)	4,050,368
65,618	Dycom Industries, Inc. (a)	6,141,845
55,471	EMCOR Group, Inc.	8,215,810
97,086	MasTec, Inc. (a)	8,284,348
246,846	MDU Resources Group, Inc.	7,489,308
44,072	Northwest Pipe Co. (a)	1,485,226
396,749	Primoris Services Corp.	8,704,673
51,950	Quanta Services, Inc.	7,402,875
129,516	Sterling Infrastructure, Inc. (a)	4,248,125
		82,923,331
	Electrical Equipment – 18.4%
459,455	Array Technologies, Inc. (a)	8,881,265
77,971	Atkore, Inc. (a)	8,843,471
56,582	Encore Wire Corp.	7,783,420
30,346	Hubbell, Inc.	7,121,599
336,019	Shoals Technologies Group, Inc., Class A (a)	8,289,589
		40,919,344
Shares	Description	Value

	Machinery – 25.0%
121,998	Astec Industries, Inc.	$4,960,439
77,791	Douglas Dynamics, Inc.	2,812,923
196,339	Evoqua Water Technologies Corp. (a)	7,775,024
163,298	Federal Signal Corp.	7,588,458
653,959	Mueller Water Products, Inc., Class A	7,036,599
177,052	Proto Labs, Inc. (a)	4,520,138
31,444	RBC Bearings, Inc. (a)	6,582,801
275,377	Shyft Group (The), Inc.	6,845,872
115,130	SPX Technologies, Inc. (a)	7,558,284
		55,680,538
	Professional Services – 3.1%
52,657	NV5 Global, Inc. (a)	6,967,574
	Total Investments – 100.0%	222,328,822
	(Cost $213,744,222)
	Net Other Assets and Liabilities – 0.0%	40,416
	Net Assets – 100.0%	$222,369,238

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 222,328,822	$ 222,328,822	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 68.6%
	Banks – 7.8%
12,227	Bank OZK	$489,813
13,547	Comerica, Inc.	905,617
108,609	Huntington Bancshares, Inc.	1,531,387
55,825	Regions Financial Corp.	1,203,587
24,428	United Bankshares, Inc.	989,090
		5,119,494
	Beverages – 0.8%
10,231	Molson Coors Beverage Co., Class B	527,101
	Biotechnology – 1.9%
7,529	AbbVie, Inc.	1,216,762
	Capital Markets – 3.7%
16,642	Ares Management Corp., Class A	1,138,978
15,034	Morgan Stanley	1,278,191
		2,417,169
	Communications Equipment – 1.6%
22,045	Cisco Systems, Inc.	1,050,224
	Diversified Financial Services – 1.1%
11,564	Apollo Global Management, Inc.	737,667
	Electric Utilities – 0.7%
15,307	NRG Energy, Inc.	487,069
	Electronic Equipment, Instruments & Components – 0.8%
12,960	Avnet, Inc.	538,877
	Hotels, Restaurants & Leisure – 1.2%
5,836	Darden Restaurants, Inc.	807,294
	Independent Power & Renewable Electricity Producers – 0.9%
26,109	Vistra Corp.	605,729
	Insurance – 5.2%
7,290	MetLife, Inc.	527,577
7,766	Principal Financial Group, Inc.	651,723
17,165	Prudential Financial, Inc.	1,707,231
12,614	Unum Group	517,552
		3,404,083
	Oil, Gas & Consumable Fuels – 33.9%
257,990	Antero Midstream Corp.	2,783,712
4,953	Chevron Corp.	889,014
4,558	Chord Energy Corp.	623,580
28,359	Devon Energy Corp.	1,744,362
10,972	Diamondback Energy, Inc.	1,500,750
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
26,194	DT Midstream, Inc.	$1,447,480
29,695	Enviva Inc.	1,572,944
7,380	Exxon Mobil Corp.	814,014
108,456	Kinder Morgan, Inc.	1,960,885
37,156	ONEOK, Inc.	2,441,149
13,944	Phillips 66	1,451,292
10,695	Pioneer Natural Resources Co.	2,442,631
6,361	Valero Energy Corp.	806,957
56,097	Williams (The) Cos., Inc.	1,845,591
		22,324,361
	Pharmaceuticals – 1.6%
20,027	Pfizer, Inc.	1,026,183
	Semiconductors & Semiconductor Equipment – 1.6%
1,876	Broadcom, Inc.	1,048,928
	Textiles, Apparel & Luxury Goods – 1.9%
32,070	Tapestry, Inc.	1,221,226
	Tobacco – 3.1%
20,143	Philip Morris International, Inc.	2,038,673
	Trading Companies & Distributors – 0.8%
2,023	Watsco, Inc.	504,536
	Total Common Stocks	45,075,376
	(Cost $44,110,282)
REAL ESTATE INVESTMENT TRUSTS – 30.8%
	Equity Real Estate Investment Trusts – 22.4%
34,063	CubeSmart	1,371,036
4,003	Extra Space Storage, Inc.	589,162
37,506	Gaming and Leisure Properties, Inc.	1,953,687
34,405	Iron Mountain, Inc.	1,715,089
19,819	Lamar Advertising Co., Class A	1,870,914
11,421	Life Storage, Inc.	1,124,968
4,138	Mid-America Apartment Communities, Inc.	649,625
24,703	Regency Centers Corp.	1,543,937
58,518	Spirit Realty Capital, Inc.	2,336,624
49,048	VICI Properties, Inc.	1,589,155
		14,744,197
	Mortgage Real Estate Investment Trusts – 8.4%
132,585	Blackstone Mortgage Trust, Inc., Class A	2,806,824

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
148,232	Starwood Property Trust, Inc.	$2,717,093
		5,523,917
	Total Real Estate Investment Trusts	20,268,114
	(Cost $23,558,454)
	Total Investments – 99.4%	65,343,490
	(Cost $67,668,736)
	Net Other Assets and Liabilities – 0.6%	424,623
	Net Assets – 100.0%	$65,768,113

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 45,075,376	$ 45,075,376	$ —	$ —
Real Estate Investment Trusts*	20,268,114	20,268,114	—	—
Total Investments	$ 65,343,490	$ 65,343,490	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
3,554,834	First Trust Brazil AlphaDEX® Fund	$37,219,112
830,071	First Trust India NIFTY 50 Equal Weight ETF	36,249,201
905,822	First Trust Japan AlphaDEX® Fund	38,461,202
2,238,308	First Trust Latin America AlphaDEX® Fund	37,536,425
718,632	First Trust Switzerland AlphaDEX® Fund	39,438,524
	Total Investments – 99.9%	188,904,464
	(Cost $193,185,171)
	Net Other Assets and Liabilities – 0.1%	240,035
	Net Assets – 100.0%	$189,144,499

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 188,904,464	$ 188,904,464	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2022, and for the fiscal year-to-date period (October 1, 2022 to December 31, 2022) are as follows:
Security Name	Shares at 12/31/2022	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2022	Dividend Income
First Trust BICK Index Fund	—	$ 27,247,140	$ 795,680	$ (30,900,508)	$ 2,920,019	$ (62,331)	$ —	$ —
First Trust Brazil AlphaDEX® Fund	3,554,834	—	41,721,026	(1,920,133)	(2,568,505)	(13,276)	37,219,112	361,882
First Trust Chindia ETF	—	27,506,086	1,833,202	(28,053,438)	3,006,867	(4,292,717)	—	—
First Trust Dow Jones Global Select Dividend Index Fund	—	26,988,029	—	(27,831,970)	9,493,740	(8,649,799)	—	—
First Trust India NIFTY 50 Equal Weight ETF	830,071	29,598,143	10,400,241	(3,932,707)	(13,797)	197,321	36,249,201	874,646
First Trust Japan AlphaDEX® Fund	905,822	—	38,836,292	(188,762)	(190,403)	4,075	38,461,202	148,102
First Trust Latin America AlphaDEX® Fund	2,238,308	27,672,640	11,328,254	(3,448,759)	2,391,283	(406,993)	37,536,425	408,044
First Trust Switzerland AlphaDEX® Fund	718,632	—	38,804,882	(2,467,534)	2,878,169	223,007	39,438,524	64,461
		$139,012,038	$143,719,577	$(98,743,811)	$17,917,373	$(13,000,713)	$188,904,464	$1,857,135

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
1,308,206	First Trust Energy AlphaDEX® Fund	$22,357,240
2,823,615	First Trust Enhanced Short Maturity ETF	167,835,676
386,563	First Trust Industrials/Producer Durables AlphaDEX® Fund	19,911,860
289,169	First Trust Materials AlphaDEX® Fund	17,520,750
753,237	First Trust Nasdaq Food & Beverage ETF	20,375,061
774,658	First Trust Nasdaq Oil & Gas ETF	21,659,438
	Total Investments – 100.0%	269,660,025
	(Cost $266,186,324)
	Net Other Assets and Liabilities – 0.0%	18,141
	Net Assets – 100.0%	$269,678,166

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 269,660,025	$ 269,660,025	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2022, and for the fiscal year-to-date period (October 1, 2022 to December 31, 2022) are as follows:
Security Name	Shares at 12/31/2022	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2022	Dividend Income
First Trust Energy AlphaDEX® Fund	1,308,206	$ 31,230,271	$ 14,195,265	$ (25,677,711)	$ 638,117	$ 1,971,298	$ 22,357,240	$ 163,979
First Trust Enhanced Short Maturity ETF	2,823,615	91,338,267	141,075,698	(64,891,213)	376,070	(63,146)	167,835,676	1,528,881
First Trust Industrials/Producer Durables AlphaDEX® Fund	386,563	27,164,583	12,361,352	(21,079,970)	3,480,713	(2,014,818)	19,911,860	54,531
First Trust Materials AlphaDEX® Fund	289,169	22,938,522	10,991,544	(18,054,809)	5,415,008	(3,769,515)	17,520,750	74,288
First Trust Nasdaq Food & Beverage ETF	753,237	28,614,090	12,547,956	(22,236,782)	3,079,843	(1,630,046)	20,375,061	108,970
First Trust Nasdaq Oil & Gas ETF	774,658	29,084,238	13,406,276	(24,630,582)	(614,600)	4,414,106	21,659,438	147,435
		$230,369,971	$204,578,091	$(176,571,067)	$12,375,151	$(1,092,121)	$269,660,025	$2,078,084

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 2.9%
9,032	Airbus SE	$1,073,375
5,486	Boeing (The) Co. (a)	1,045,028
2,062	Lockheed Martin Corp.	1,003,143
		3,121,546
	Automobiles – 2.9%
11,920	Bayerische Motoren Werke AG	1,063,909
55,963	Ford Motor Co.	650,850
15,794	Mercedes-Benz Group AG	1,038,071
2,992	Tesla, Inc. (a)	368,554
		3,121,384
	Banks – 25.0%
56,105	ANZ Group Holdings Ltd.	903,790
88,511	Axis Bank Ltd.	998,998
188,002	Banco Bilbao Vizcaya Argentaria S.A.	1,133,824
354,829	Banco Santander S.A.	1,064,464
24,983	Bank of America Corp.	827,437
2,516,868	Bank of China Ltd., Class H	915,758
1,544,600	Bank of Communications Co., Ltd., Class H	888,514
453,221	Barclays PLC	868,565
18,328	BNP Paribas S.A.	1,044,723
258,605	BOC Hong Kong Holdings Ltd.	881,294
3,172,720	China CITIC Bank Corp., Ltd., Class H	1,406,403
178,893	China Merchants Bank Co., Ltd., Class H	1,000,414
17,350	Citigroup, Inc.	784,741
36,900	DBS Group Holdings Ltd.	934,484
172,819	First Abu Dhabi Bank PJSC	804,663
13,444	HDFC Bank, Ltd., ADR	919,704
143,392	HSBC Holdings PLC	893,985
58,874	ICICI Bank, Ltd., ADR	1,288,752
2,753,663	Industrial & Commercial Bank of China Ltd., Class H	1,418,205
97,381	ING Groep N.V., ADR	1,185,127
7,299	JPMorgan Chase & Co.	978,796
35,758	Kotak Mahindra Bank Ltd.	789,784
422,305	Lloyds Banking Group PLC, ADR	929,071
145,500	Nordea Bank Abp	1,562,177
1,464,366	Postal Savings Bank of China Co., Ltd., Class H (b) (c)	909,900
9,046	Royal Bank of Canada	850,484
447,328	Sberbank of Russia PJSC (a) (d) (e) (f)	537
60,692	Westpac Banking Corp.	964,872
		27,149,466
	Capital Markets – 6.2%
19,756	Bank of New York Mellon (The) Corp.	899,293
4,287	CME Group, Inc.	720,902
Shares	Description	Value

	Capital Markets (Continued)
5,123	Deutsche Boerse AG	$885,104
2,581	Goldman Sachs Group (The), Inc.	886,264
9,416	London Stock Exchange Group PLC	812,325
891	Partners Group Holding AG	787,075
2,359	S&P Global, Inc.	790,123
54,193	UBS Group AG	1,008,371
		6,789,457
	Communications Equipment – 2.6%
19,081	Cisco Systems, Inc.	909,019
173,146	Nokia Oyj, ADR	803,398
185,891	Telefonaktiebolaget LM Ericsson, Class B	1,084,899
		2,797,316
	Diversified Telecommunication Services – 6.0%
80,743	AT&T, Inc.	1,486,479
72,248	Deutsche Telekom AG	1,441,423
212,911	Emirates Telecommunications Group Co., PJSC	1,325,259
2,678	Swisscom AG	1,467,231
20,951	Verizon Communications, Inc.	825,469
		6,545,861
	Electric Utilities – 1.6%
80,848	Iberdrola S.A.	945,923
9,235	Verbund AG	777,503
		1,723,426
	Electronic Equipment, Instruments & Components – 0.9%
2,095	Samsung SDI Co., Ltd.	979,158
	Food & Staples Retailing – 1.6%
17,902	Kroger (The) Co.	798,071
6,345	Walmart, Inc.	899,658
		1,697,729
	Household Durables – 0.8%
11,670	Sony Group Corp., ADR	890,187
	Industrial Conglomerates – 2.5%
7,211	Honeywell International, Inc.	1,545,317
8,431	Siemens AG	1,169,996
		2,715,313
	Insurance – 5.6%
94,367	AIA Group Ltd.	1,049,402
5,190	Allianz SE	1,116,127

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
15,935	American International Group, Inc.	$1,007,730
35,665	AXA S.A.	994,717
12,955	MetLife, Inc.	937,553
150,726	Ping An Insurance Group Co. of China Ltd., Class H	997,380
		6,102,909
	Interactive Media & Services – 1.9%
9,967	Baidu, Inc., ADR (a)	1,140,026
22,469	Tencent Holdings Ltd.	961,462
		2,101,488
	Internet & Direct Marketing Retail – 3.2%
15,127	Alibaba Group Holding Ltd., ADR (a)	1,332,537
10,430	Amazon.com, Inc. (a)	876,120
22,601	JD.com, Inc., ADR	1,268,594
		3,477,251
	IT Services – 11.5%
4,701	Accenture PLC, Class A	1,254,415
7,747	Capgemini SE	1,293,258
21,042	Cognizant Technology Solutions Corp., Class A	1,203,392
73,075	Infosys Ltd., ADR	1,316,081
10,541	International Business Machines Corp.	1,485,122
4,103	Mastercard, Inc., Class A	1,426,736
14,081	PayPal Holdings, Inc. (a)	1,002,849
34,055	Tata Consultancy Services Ltd.	1,340,589
4,315	Visa, Inc., Class A	896,484
263,953	Wipro Ltd., ADR	1,230,021
		12,448,947
	Marine – 1.3%
625	AP Moller - Maersk A.S., Class B	1,405,323
	Metals & Mining – 2.0%
34,802	BHP Group Ltd.	1,081,200
15,644	Rio Tinto PLC, ADR (g)	1,113,853
		2,195,053
	Multi-Utilities – 1.4%
106,600	Engie S.A.	1,527,704
	Oil, Gas & Consumable Fuels – 0.9%
224,508	Gazprom PJSC, ADR (a) (d) (e) (f)	13,812
16,599	Shell PLC, ADR	945,313
		959,125
Shares	Description	Value

	Pharmaceuticals – 1.1%
8,543	Zoetis, Inc.	$1,251,977
	Semiconductors & Semiconductor Equipment – 7.2%
16,357	Advanced Micro Devices, Inc. (a)	1,059,443
55,029	Infineon Technologies AG	1,674,691
44,035	Intel Corp.	1,163,845
24,447	Micron Technology, Inc.	1,221,861
9,678	NVIDIA Corp.	1,414,343
16,875	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,257,019
		7,791,202
	Software – 7.2%
5,238	Microsoft Corp.	1,256,177
18,138	Oracle Corp.	1,482,600
8,630	salesforce.com, Inc. (a)	1,144,252
15,911	SAP SE	1,641,707
11,575	VMware, Inc., Class A (a)	1,420,947
5,166	Workday, Inc., Class A (a)	864,427
		7,810,110
	Specialty Retail – 0.8%
2,886	Home Depot (The), Inc.	911,572
	Technology Hardware, Storage & Peripherals – 1.4%
33,626	Samsung Electronics Co., Ltd.	1,470,556
	Wireless Telecommunication Services – 1.3%
127,900	Softbank Corp.	1,450,131
	Total Common Stocks	108,434,191
	(Cost $121,131,245)
MONEY MARKET FUNDS – 0.8%
805,392	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (h) (i)	805,392
	(Cost $805,392)
	Total Investments – 100.6%	109,239,583
	(Cost $121,936,637)
	Net Other Assets and Liabilities – (0.6)%	(608,910)
	Net Assets – 100.0%	$108,630,673

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $14,349 or 0.0% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $669,280 and the total value of the collateral held by the Fund is $805,392.
(h)	Rate shown reflects yield as of December 31, 2022.
(i)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
United States Dollar	50.5%
Euro	19.6
Hong Kong Dollar	9.5
Swiss Franc	3.0
Indian Rupee	2.9
Australian Dollar	2.7
British Pound Sterling	2.4
South Korean Won	2.2
United Arab Emirates Dirham	1.9
Japanese Yen	1.3
Danish Krone	1.3
Swedish Krona	1.0
Singapore Dollar	0.9
Canadian Dollar	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 27,149,466	$ 27,148,929	$ —	$ 537
Oil, Gas & Consumable Fuels	959,125	945,313	—	13,812
Other Industry Categories*	80,325,600	80,325,600	—	—
Money Market Funds	805,392	805,392	—	—
Total Investments	$ 109,239,583	$ 109,225,234	$—	$ 14,349

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Investments values are based on unobservable and non-quantitative inputs.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.4%
	Aerospace & Defense – 6.3%
38,590	AeroVironment, Inc. (a)	$3,305,619
20,619	Elbit Systems Ltd.	3,357,604
1,201	Northrop Grumman Corp.	655,278
857,059	QinetiQ Group PLC	3,699,025
		11,017,526
	Air Freight & Logistics – 0.3%
13,653	GXO Logistics, Inc. (a)	582,847
	Auto Components – 6.6%
5,997	Aptiv PLC (a)	558,501
10,848	Continental AG	650,053
11,900	Denso Corp.	592,643
122,835	Gentex Corp.	3,349,710
463,432	Luminar Technologies, Inc. (a) (b)	2,293,988
10,389	Magna International, Inc.	583,654
194,237	Valeo	3,472,281
		11,500,830
	Automobiles – 0.5%
50,064	NIO, Inc., ADR (a)	488,124
3,286	Tesla, Inc. (a)	404,769
		892,893
	Communications Equipment – 2.3%
78,957	Ciena Corp. (a)	4,025,228
	Electrical Equipment – 3.4%
40,214	ABB Ltd.	1,220,359
6,680	Emerson Electric Co.	641,681
64,700	Mitsubishi Electric Corp.	647,542
20,300	Nidec Corp.	1,057,846
4,691	Rockwell Automation, Inc.	1,208,261
8,665	Schneider Electric SE	1,212,486
		5,988,175
	Electronic Equipment, Instruments & Components – 12.9%
24,894	Cognex Corp.	1,172,756
126,823	Delta Electronics, Inc.	1,182,177
41,419	FARO Technologies, Inc. (a)	1,218,133
137,240	Halma PLC	3,275,187
320,402	Hexagon AB, Class B	3,346,844
3,100	Keyence Corp.	1,214,584
30,213	National Instruments Corp.	1,114,860
24,400	Omron Corp.	1,190,811
300,800	Topcon Corp.	3,509,028
59,413	Trimble, Inc. (a)	3,003,921
67,400	Yokogawa Electric Corp.	1,081,050
4,586	Zebra Technologies Corp., Class A (a)	1,175,896
		22,485,247
Shares	Description	Value

	Entertainment – 0.4%
48,300	DeNA Co., Ltd.	$649,938
	Food & Staples Retailing – 0.4%
86,290	Ocado Group PLC (a)	643,448
	Health Care Equipment & Supplies – 1.8%
4,584	Intuitive Surgical, Inc. (a)	1,216,365
8,096	Medtronic PLC	629,221
12,396	Omnicell, Inc. (a)	625,006
2,736	Stryker Corp.	668,925
		3,139,517
	Health Care Technology – 0.3%
22,443	Teladoc Health, Inc. (a)	530,777
	Household Durables – 0.3%
7,900	Sony Group Corp.	604,057
	Industrial Conglomerates – 0.4%
4,735	Siemens AG	657,091
	Interactive Media & Services – 1.9%
6,336	Alphabet, Inc., Class A (a)	559,025
5,891	Baidu, Inc., ADR (a)	673,813
14,962	Kakao Corp.	628,297
4,511	NAVER Corp.	633,217
17,347	Tencent Holdings Ltd.	742,289
		3,236,641
	Internet & Direct Marketing Retail – 1.0%
7,308	Alibaba Group Holding Ltd., ADR (a)	643,762
6,628	Amazon.com, Inc. (a)	556,752
11,190	JD.com, Inc., ADR	628,094
		1,828,608
	IT Services – 3.3%
6,743	Akamai Technologies, Inc. (a)	568,435
344,080	Atos SE (a) (b)	3,319,304
8,341	Endava PLC, ADR (a)	638,086
4,298	International Business Machines Corp.	605,545
14,196	Netcompany Group A.S. (a) (c) (d)	601,207
		5,732,577
	Life Sciences Tools & Services – 2.7%
16,277	Illumina, Inc. (a)	3,291,209
3,014	Tecan Group AG	1,344,264
		4,635,473

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 12.0%
122,216	3D Systems Corp. (a)	$904,398
23,168	ANDRITZ AG	1,328,050
37,486	ATS Corp. (a)	1,165,278
1,987,456	AutoStore Holdings Ltd. (a) (b) (c) (d)	3,636,407
30,471	Cargotec OYJ, Class B	1,347,763
24,400	Daifuku Co., Ltd.	1,148,979
1,451	Deere & Co.	622,131
37,332	Duerr AG	1,259,603
8,500	FANUC Corp.	1,284,650
13,491	John Bean Technologies Corp.	1,232,133
30,600	Kawasaki Heavy Industries, Ltd.	720,466
46,729	Proto Labs, Inc. (a)	1,192,991
40,861	SFA Engineering Corp.	1,176,228
63,100	Shibaura Machine Co., Ltd.	1,259,692
49,086	Valmet Oyj	1,322,010
38,900	Yaskawa Electric Corp.	1,252,305
		20,853,084
	Pharmaceuticals – 0.4%
3,595	Johnson & Johnson	635,057
	Road & Rail – 0.3%
284,358	TuSimple Holdings, Inc., Class A (a)	466,347
	Semiconductors & Semiconductor Equipment – 8.1%
8,242	Advanced Micro Devices, Inc. (a)	533,834
47,843	Ambarella, Inc. (a)	3,934,130
21,278	Intel Corp.	562,378
3,153	KLA Corp.	1,188,776
21,495	Micron Technology, Inc.	1,074,320
7,324	NVIDIA Corp.	1,070,329
7,047	NXP Semiconductors N.V.	1,113,637
9,797	QUALCOMM, Inc.	1,077,082
131,300	Renesas Electronics Corp. (a)	1,184,041
14,934	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,112,434
13,260	Teradyne, Inc.	1,158,261
		14,009,222
	Software – 32.7%
13,959	ANSYS, Inc. (a)	3,372,355
93,346	Appian Corp., Class A (a)	3,039,346
3,167	Autodesk, Inc. (a)	591,817
93,708	AVEVA Group PLC	3,639,953
728,932	BlackBerry Ltd. (a)	2,376,318
2,534,905	BrainChip Holdings Ltd. (a) (b)	1,285,788
272,859	C3.ai, Inc., Class A (a)	3,053,292
20,633	Cadence Design Systems, Inc. (a)	3,314,485
98,267	Dassault Systemes SE	3,523,336
91,612	Dynatrace, Inc. (a)	3,508,740
Shares	Description	Value

	Software (Continued)
2,507	Microsoft Corp.	$601,229
18,284	Nice Ltd., ADR (a)	3,516,013
20,895	Palo Alto Networks, Inc. (a)	2,915,688
97,927	Pegasystems, Inc.	3,353,020
268,500	PKSHA Technology, Inc. (a)	3,394,099
149,031	PROS Holdings, Inc. (a)	3,615,492
5,029	PTC, Inc. (a)	603,681
8,527	ServiceNow, Inc. (a)	3,310,778
10,454	Synopsys, Inc. (a)	3,337,858
284,675	UiPath, Inc., Class A (a)	3,618,219
183,866	Veritone, Inc. (a) (b)	974,490
		56,945,997
	Technology Hardware, Storage & Peripherals – 0.7%
13,566	Samsung Electronics Co., Ltd.	593,278
41,600	Seiko Epson Corp.	610,497
		1,203,775
	Wireless Telecommunication Services – 0.4%
14,900	SoftBank Group Corp.	640,777
	Total Common Stocks	172,905,132
	(Cost $227,986,394)
REAL ESTATE INVESTMENT TRUSTS – 0.3%
	Equity Real Estate Investment Trusts – 0.3%
925	Equinix, Inc.	605,903
	(Cost $648,637)
MONEY MARKET FUNDS – 5.2%
8,963,714	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (e) (f)	8,963,714
	(Cost $8,963,714)
	Total Investments – 104.9%	182,474,749
	(Cost $237,598,745)
	Net Other Assets and Liabilities – (4.9)%	(8,470,231)
	Net Assets – 100.0%	$174,004,518

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,564,184 and the total value of the collateral held by the Fund is $8,963,714.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of December 31, 2022.
(f)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
United States Dollar	60.4%
Japanese Yen	12.1
Euro	9.9
British Pound Sterling	6.2
Norwegian Krone	2.0
Israeli Shekel	1.8
Swedish Krona	1.8
South Korean Won	1.7
Swiss Franc	1.4
Australian Dollar	0.7
New Taiwan Dollar	0.7
Canadian Dollar	0.6
Hong Kong Dollar	0.4
Danish Krone	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 172,905,132	$ 172,905,132	$ —	$ —
Real Estate Investment Trusts*	605,903	605,903	—	—
Money Market Funds	8,963,714	8,963,714	—	—
Total Investments	$ 182,474,749	$ 182,474,749	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Air Freight & Logistics – 1.9%
41,300	SG Holdings Co., Ltd.	$575,884
	Automobiles – 1.8%
11,463	Kia Corp.	537,569
	Banks – 1.9%
8,721	Toronto-Dominion Bank (The)	564,675
	Beverages – 4.1%
4,719	Carlsberg A.S., Class B	627,135
6,489	Heineken N.V.	610,428
		1,237,563
	Biotechnology – 2.1%
3,212	CSL Ltd.	629,299
	Capital Markets – 6.4%
3,472	Deutsche Boerse AG	599,860
16,800	Hong Kong Exchanges & Clearing Ltd.	725,770
41,900	Japan Exchange Group, Inc.	605,800
		1,931,430
	Chemicals – 4.3%
7,493	Croda International PLC	598,234
5,700	Shin-Etsu Chemical Co., Ltd.	704,682
		1,302,916
	Electrical Equipment – 4.1%
20,494	ABB Ltd.	621,924
7,723	Legrand S.A.	618,543
		1,240,467
	Electronic Equipment, Instruments & Components – 2.0%
12,700	Hamamatsu Photonics K.K.	611,582
	Entertainment – 1.8%
13,200	Nintendo Co., Ltd.	556,403
	Food & Staples Retailing – 1.9%
12,932	Alimentation Couche-Tard, Inc.	568,282
	Food Products – 3.9%
299	Barry Callebaut AG	591,436
5,192	Nestle S.A.	601,601
		1,193,037
	Health Care Providers & Services – 1.9%
28,521	Sonic Healthcare Ltd.	581,973
	Hotels, Restaurants & Leisure – 3.8%
24,928	Aristocrat Leisure Ltd.	517,993
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
27,069	Compass Group PLC	$627,503
		1,145,496
	Household Products – 1.9%
8,236	Reckitt Benckiser Group PLC	572,921
	Industrial Conglomerates – 1.7%
15,100	Toshiba Corp.	529,605
	Insurance – 8.1%
3,912	Intact Financial Corp.	563,137
12,263	Sampo Oyj, Class A	640,857
13,359	Sun Life Financial, Inc.	620,098
1,345	Zurich Insurance Group AG	643,372
		2,467,464
	IT Services – 5.8%
7,224	CGI, Inc. (a)	622,683
23,200	Nomura Research Institute Ltd.	550,655
4,000	Obic Co., Ltd.	591,588
		1,764,926
	Leisure Products – 1.8%
8,400	Bandai Namco Holdings, Inc.	532,137
	Machinery – 2.1%
3,463	Schindler Holding AG	651,290
	Personal Products – 4.2%
1,803	L’Oreal S.A.	643,855
12,489	Unilever PLC	631,423
		1,275,278
	Pharmaceuticals – 8.1%
22,924	Chugai Pharmaceutical Co., Ltd.	588,296
3,470	Merck KGaA	671,946
7,218	Novartis AG	652,520
1,704	Roche Holding AG	535,351
		2,448,113
	Professional Services – 5.9%
23,220	Bureau Veritas S.A.	611,702
255	SGS S.A.	592,927
5,568	Wolters Kluwer N.V.	582,676
		1,787,305
	Real Estate Management & Development – 2.0%
5,900	Daito Trust Construction Co., Ltd.	608,702
	Road & Rail – 1.9%
4,889	Canadian National Railway Co.	580,758
	Software – 4.1%
404	Constellation Software, Inc.	630,753

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
69,029	Sage Group (The) PLC	$622,223
		1,252,976
	Technology Hardware, Storage & Peripherals – 2.0%
14,128	Samsung Electronics Co., Ltd.	617,856
	Textiles, Apparel & Luxury Goods – 4.2%
1,233	Kering S.A.	627,596
883	LVMH Moet Hennessy Louis Vuitton SE	642,646
		1,270,242
	Trading Companies & Distributors – 4.0%
9,489	Brenntag SE	606,606
18,191	Bunzl PLC	606,759
		1,213,365
	Total Investments – 99.7%	30,249,514
	(Cost $30,493,211)
	Net Other Assets and Liabilities – 0.3%	81,802
	Net Assets – 100.0%	$30,331,316

(a)	Non-income producing security.

Currency Exposure Diversification	% of Total Investments
Euro	22.7%
Japanese Yen	21.3
Swiss Franc	16.2
Canadian Dollar	13.7
British Pound Sterling	12.1
Australian Dollar	5.7
South Korean Won	3.8
Hong Kong Dollar	2.4
Danish Krone	2.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,249,514	$ 30,249,514	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq Technology Dividend IndexTM, Nasdaq US Multi-Asset Diversified Income IndexSM, Nasdaq Composite Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq CTA Artificial Intelligence and Robotics IndexSM and The International Developed Capital Strength IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
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S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.